Financial Income and Cost	12 Months Ended
Dec. 31, 2023
Financial Income and Cost [Abstract]
Financial income and cost

Note 32. Financial income and cost

The amount of financial income and cost is as follows:

	Year ended December 31,
	2023	2022	2021
Gain from foreign exchange differences	157,889	51,006	52,167
Interest income on cash and cash equivalents (Note 7)	45,852	27,040	17,277
Gain from liquidated derivative financial instruments	37,599	74,864	25,287
Net monetary position results, effect of the statement of profit or loss (1)	29,456	21,993	-
Gains from valuation of derivative financial instruments	71	28,824	28,261
Other financial income	13,223	16,182	50,827
Total financial income	284,090	219,909	173,819
Interest expense on loan and borrowings	(227,522)	(111,234)	(52,593)
Interest expense on lease liabilities	(126,169)	(99,324)	(94,555)
Factoring expenses	(114,577)	(51,537)	(34,048)
(Loss) gain from foreign exchange differences	(89,176)	(181,719)	(89,890)
Loss from liquidated derivative financial instruments	(73,643)	(12,846)	(14,862)
Loss from fair value changes in derivative financial instruments	(33,808)	(15,611)	(1,481)
Net monetary position expense, effect of the statement of financial position	(17,261)	(111,754)	(6,191)
Commission expenses	(6,503)	(5,134)	(5,115)
Net monetary position results, effect of the statement of profit or loss (1)	-	-	(62,100)
Other financial expenses	(9,721)	(11,224)	(8,739)
Total financial cost	(698,380)	(600,383)	(369,574)
Net financial result	(414,290)	(380,474)	(195,755)

(1)	The indicator used to adjust for inflation in the financial statements of Libertad S.A. is the Internal Wholesales Price Index (IPIM) published by the Instituto Nacional de Estadística y Censos de la República Argentina (INDEC). The price index and corresponding changes are presented below:

	Price index	Change during the year
December 31, 2015	100.00	-
January 1, 2020	446.28	-
December 31, 2020	595.19	33.4%
December 31, 2021	900.78	51.3%
December 31, 2022	1,754.58	94.8%
December 31, 2023	6,603.36	276.4%